Business Segment Information (Reconciliation Of Sales And Operating Profit (Loss) From Segments To Consolidated) (Details) (USD $) In Millions	3 Months Ended								12 Months Ended
	Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011	Oct. 02, 2010	Jul. 03, 2010	Mar. 27, 2010	Dec. 26, 2009	Sep. 26, 2009	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Total business segment sales									$ 8,708	$ 8,371	$ 8,400
Intersegment									(27)	(32)	(34)
Total net sales	2,297	2,142	2,254	1,988	2,113	1,995	2,262	1,969	8,681	8,339	8,366
Total operating income (loss)									627	821	418
Net interest expense									(85)	(115)	(120)
Debt extinguishment costs									(55)
Income from continuing operations before income taxes									487	706	298
North American Retail [Member]
Total business segment sales									2,868	2,818	2,767
Total operating income (loss)									307	343	247
North American Foodservice [Member]
Total business segment sales									1,566	1,547	1,776
Total operating income (loss)									79	60	(20)
International Beverage [Member]
Total business segment sales									3,548	3,221	3,062
Total operating income (loss)									452	592	493
International Bakery [Member]
Total business segment sales									726	785	795
Total operating income (loss)									(12)	(14)	(194)
Operating Segments [Member]
Total operating income (loss)									826	981	526
General Corporate Expenses [Member]
Total operating income (loss)									(188)	(259)	(225)
Mark-To-Market Derivative Gain/(Loss) [Member]
Total operating income (loss)									11	(13)	(12)
Amortization Of Intangibles [Member]
Total operating income (loss)									(22)	(21)	(21)
Contingent Sale Proceeds [Member]
Total operating income (loss)										$ 133	$ 150